Related Party Transactions - Related Party Transactions (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Related Party Transaction [Line Items]
Revenues	[1]	$ 851,496	$ 653,490	$ 81,812
Operating expenses (credits):
Operating income (loss)		105,008	(5,648)	(237,288)
Direct operating expenses	[1]	(499,929)	(417,301)	(96,236)
Selling, general and administrative expenses	[1]	(180,216)	(167,132)	(136,597)
Related Party
Related Party Transaction [Line Items]
Revenues		105,862	115,370	51,657
Operating expenses (credits):
Operating income (loss)		(188,966)	(202,996)	(142,562)
Direct operating expenses		(1,019)	(9,347)	(930)
Selling, general and administrative expenses		(187,947)	(193,649)	(141,632)
Related Party | Revenue sharing expenses
Operating expenses (credits):
Related party costs and expenses		19,056	17,279	558
Related Party | Reimbursement under Arena License Arrangements
Operating expenses (credits):
Related party costs and expenses		(22,279)	(25,827)	(9,717)
Related Party | Cost reimbursement from MSG Sports
Operating expenses (credits):
Related party costs and expenses		(38,473)	(38,254)	(36,502)
Related Party | Cost reimbursement from Sphere Entertainment (after April 20, 2023) and Corporate allocations to Sphere Entertainment (before April 20, 2023)
Operating expenses (credits):
Related party costs and expenses		(151,219)	(161,189)	(100,942)
Related Party | Other operating expenses, net
Operating expenses (credits):
Related party costs and expenses		$ 3,949	$ 4,995	$ 4,041

[1]	See Note 17. Related Party Transactions for further information on related party arrangements.